LEASES - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
2023	¥ 348
2024	174
2025	94
2026	71
2027	35
Thereafter	197
Total operating lease payments	919
Less: imputed interest	(111)
Total	¥ 808	¥ 763